MFA 2021-NQM2 Trust ABS-15G

Exhibit 99.24

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Overridden	Lender Commentary	Cleared Exceptions	Exceptions
	7121529	Securitized	2	2	1	1					APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - The borrowers home/mailing address (City/ State/ Zip Code) on the final 1003 appears to be incorrect. - Override to EV2 due to Immaterial Issue.
7021460	Securitized	2	2	1	1	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - The Final application (xxx) reflects borrowers mailing address City/State/Zip Code is xxx, xxx, xx xxx. The initial application reflects xxx, xxx. The most recent bank statement (xxx) reflects xxxx, xxx xx, this is supported by borrower LOE (xx).
No source of or explanation for the xx/month income reflected on the final 1003 (xx) (Stated Income Loan). - Override to EV2 due to Immaterial Issue.	APPR 0003 Appraisal value is not supported. - Post close Valuation Variance greater than 10%, Desk Review Rending -- Post Close AVM dated xxx Value xxx Variance -59.53%. (xxxx to Order) - Recd AVM dated xxxx Supporting value of xxx

	7021488	Securitized	1	1	1	1
	7022143	Securitized	2	2	1	1				Established credit history - 36 years depth of credit with mid score of 671 and 603;	CRED 0009 Unacceptable Credit History - Borrower has recent collections and derogatory credit with in the past 3 yrs which is not allowed per the One Month Bank Statement Program. - Lender approved exception for 2 derogatory credits noted on CBR with increase in rate for a 70% LTV.
7022032	Securitized	2	1	2	1	Established credit history - 21 years depth of credit with mid score of 530;	TRID 0077 Last Closing Disclosure Total Interest Percentage (TIP) < System Calculated - Review used Interest From date of xxxx, Post Close CD does not reflect the Interest From Date -- The Last Closing Disclosure Total Interest Percentage (TIP) of (186.582%) is less than the system calculated TIP of (186.607%). The difference is (0.025%). The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount, calculated as follows: xxxx. (12 CFR 1026.38(o)(5)) - EV2 For Post Closing Corrective Action- xxxx Recd Post Close CD dated xxxx reflecting the Interest to and From Dates as well as corrected PPI of 120.18. Revised CD was sent to the borrower via email.

TRID 0148 LE or CD is Deficient - Post Fund CD dated xxxx is missing the Interest From date (pg xxxx). - EV2 For Post Closing Corrective Action- xxxx Recd Post Close CD dated xxxx reflecting the Interest to and From Dates as well as corrected PPI of xxxx. Revised CD was sent to the borrower via email.	HCOST 0001 High Cost Failure - The loan fees ($xxxx) exceed the (GA2014) High Cost fee limit, which is ($xxxx), the difference is ($xxxx). - Mavent Results: Georgia xxxx High Cost Threshold: 5% of the Total Loan Amount (Loan >= $xxxx)(xxxx) PASS - The System applied a 5% Georgia High-Cost Loan Points and Fees Threshold since the loan amount is $xxxx or more. (Ga. Code 7-6A-2; 15 USC 1602; 12 CFR
1026.32(a)(1)(ii)(A))

	7022180	Securitized	1	1	1	1				Established credit history - 16 years depth of credit with a mid score of 586; Low LTV/CLTV/HCLTV - DTI is 22.53% with a max allowed of 50%.;
7022301	Securitized	1	1	1	1	Established credit history - 26 years depth of credit with mid score of 717;	APPR 0003 Appraisal value is not supported. - Desk Review Required - Post Close AVM dated xxxx returned a Value $xxxx with a Confidence Score 93. Variance of -13.26% exceeds the max allowed tolerance of 10% - Received ARR dated xxxx that supports appraised value with 0% variance.

7122888	Securitized	2	2	1	1	Established credit history - XX years depth of credit with mid score of 500; Low LTV/CLTV/HCLTV - LTV/CLTV 57.53%;	HUD 0023 Missing Proof of Release of Escrow Holdback - Missing evidence that all required repairs have been completed and proof that the escrow hold-back funds in the amount of XXXXX have been fully disbursed - Lender Acknowledged Exception- Lender allows for escrow hold back. Fully Executed Hold Back Agreement in file.

											APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Zip Code missing on Borrower's Employer address, Compensating Factors: - Override to EV2 due to Immaterial Issue.Established credit history
7123110	Securitized	1	1	1	1	Verified employment history - 6 year xxxx based on Articles of Organization filed xxxx with Sec of State (xxxx);	CRED 0083 Asset Documentation is Insufficient - Missing most recent 2 consecutive months verification: used to qualify. - Recd the statements covering xxxx-xxxx.

LEAS 0001 Missing Lease Agreement and/or Not Executed - Missing xxxx report for non-subject property which currently serves as borrower primary residence.  Mortgage is in the name of borrower and spouse (xxxx) however, based on letter from attorney (xxxx) borrower is in process of divorce and departure property will go to spouse.  For DTI purposes $xxxxwas included as rental income based on xxxxrent calculator.  Unable to verify $xxxx/month. - Recd xxxx estimate confirming rents of $xxxx which supports the $xxxx used by lender.

	7022668	Securitized	1	1	1	1				Verified credit history - XX yr credit history: International credit reference letter verifies borrower has business relationship since XXXXX.;
	7123558	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 671.;			APPR 0003 Appraisal value is not supported. - Desk Review Required- Post Close AVM XXXXX XXXXX Variance -11.93% Confidence Score 55. - Recd AVM dated xxxx supporting value of $xxxx
7021453	Securitized	1	1	1	1	Established credit history - XX years depth of credit with mid score of 703.;	APPR 0003 Appraisal value is not supported. - Desk Review Required --Post Close AVM XXXXX XXXXX Variance -10.11% Confidence Score 89 Comps adjustment addressed and deemed reasonable.
 - Recd AVM dated xxxx Supporting value of xxxx

	7123527	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid scores of xxx and xxxx.;			APPR 0003 Appraisal value is not supported. - Desk Review Required --Post Close AVM XXXXX XXXXX Variance -14.54% Confidence Score xxx. - xx/xx/xxxx Recd AVM dated xxxx Supporting Value of $xxxxx
7023905	Securitized	1	1	1	1	Established credit history - XX years depth of credit with mid score of xxx.;	CRED 0003 Credit Score (FICO) exception - 5 point credit score exception: Borrower mid-score xxx. Per XXXXX matrix Non-Prime "xxx" grade minimum score xxx. Exception approval not noted on Loan Approval Worksheet or Loan Approval. - Overridden - EV2 Lender Acknowledged Exception

APPR 0003 Appraisal value is not supported. - Variance greater than 10% -- Post Close AVM XXXXX XXXXX Variance -29.14% Confidence Score xxx.  Origination AVM XXXXX XXXXX Variance -16.5%
 --  Comps support value and deemed reasonable  comparables.  Subject increase in value due to total renovation after last purchase taking rating from xxx to xxx,  2nd appraisal provided support same value.
 - xx/xx/xxx Recd AVM dated xx/xx/xxxx Supporting  Value of $xxxxxx

	7024197	Securitized	2	2	1	1				Verified credit history - 25 years depth of credit with mid scores of 733 and 755; Verified reserves - Borrower has 9.27 mths reserves verified exclusive of cash proceeds.;	CRED 0001 Unacceptable Mortgage History - Exception granted by lender for 30 day lates in last 5 years one in xxxx and 4 in xxxx, Compensating Factors: - EV2 - Lender Acknowledged exception. Review concurred based on credit history and verified reserves. Verified credit history
	7024594	Securitized	1	1	1	1				Established credit history - 20 years depth of credit with mid scores of 801 and 781;			TRID 0193 Missing evidence of the Seller Closing Disclosure - Missing Seller CD: Seller CD or estimated/final combined HUD was not provided for review - Recd copy of executed seller CD.
	5002139	Securitized	1	1	1	1				Established credit history - 33 years depth of credit with mid score of 715 and 765;
7023451	Securitized	1	1	1	1	Established credit history - 26 years depth of credit with mid score of 763;	ROR 0004 Right of Rescission is not executed by Title Holder(s) - Missing copy of ROR executed by borrower's xxxx who is on title only. ROR xxxx signed by Borrower only. Deed of Trust (xxxx) in name of borrower and spouse. ROR signed by spouse not provided for review - Recd copy of executed ROR by xxxx dated xxxx which expired xxxx.

7024566	Securitized	2	1	2	1	Established credit history - XX years depth of credit with mid score of 784;	TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - The disclosed finance charge (XXXXX) is ($xx) below the actual finance charge (XXXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $xx below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
Material Compliance Finding: The disclosed finance charge (XXXXX) is ($xx) below the actual finance charge(XXXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $xxxx below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1). - EV2 Post closing corrective action-
Recd PCCD reflecting the lender credit of $xx and LOE to the borrower.

Lender sent the borrower an updated CD reflecting the lender credit of $xx for fees over the legal limit an LOE via Fed-Ex which was delivered on XXXXX.
** Finding remains as the lender credit does not include the RESPA cure of $xx.  Need updated CD reflecting cures of $xx.

TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Broker RESPA Cure of $xx for Recording fees over the legal limit improperly disclosed in Section H -- The total amount of Closing Disclosure xx% Category fees ($xx) increased by more than xx% from the total amount disclosed on the Loan Estimate sent on XXXXX, ($xx). The total amount of fees in this category cannot exceed ($xx) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)). - EV2 for post closing corrective action. Lender sent the borrower an updated CD reflecting the lender credit for fees over the legal limit properly disclosed with an LOE via Fed-Ex which was delivered on XXXXX.	APPR 0003 Appraisal value is not supported. - Desk Review Required - Post Close AVM XXXXX XXXXX Variance -13.33% Confidence Score 94 Subject completely renovated since purchase.
 - Recd AVM dated xxxx supporting value of $xx

CRED 0016 Insufficient Verified Funds to Close - Missing copy of the final settlement statement or CD from the sale of XXXXX paying off XXXXX netting XXXXX.  Only the estimate was provided for review. - Recd final settlement statement or CD from the sale of XXXXX paying off Regions Mortgage netting XXXXX which is sufficient to verify required assets.

	7024963	Securitized	1	1	1	1				Established credit history - 17 years depth of credit with mid score of 708; Verified housing payment history - 70 months 0x30 mortgage late payments per credit report on prior home sold xxxx.;
	7122531	Securitized	2	2	1	1				Established credit history - 35 years depth of credit with mid score of 714; Low LTV/CLTV/HCLTV - 42.86%LTV - Max 70%;	CRED 0001 Unacceptable Mortgage History - Missing 24 months mortgage payment history: 21 months 0x30 per credit report (xxxx) Lender acknowledged (xxxx) loan Approval Worksheet. 24 months required for One Month Bank program., Compensating Factors: - EV2 Lender acknowledged exception for 21 months vs 24 months mortgage verification. Review concurs based on comp factors with low LTV 42.88% along with mid FICO 714 and 21 months 0x30 mortgage payment history.Low LTV/CLTV/HCLTV
	7023373	Securitized	2	1	2	1				Established credit history - 20 years depth of credit with mid score of 737;	TRID 0189 Missing "Paid To" designee on Closing Disclosure (12 CFR 1026.38(f)(1-5)) - On the final post-close CD (xxxxx) issued xxxxx, Section H, Line 1,there is a fee in the amount of xxxxx that does not reflect the fee name nor does it reflect the Provider name. - EV2 for post closing corrective action -xxxxx Recd copy of PCCD dated xxxxx with the unknown fee removed from section H. CD was sent to the borrower via email.
7023892	Securitized	1	1	1	1	Established credit history - XX years depth of credit with mid scores of 746 and 703;	APPR 0003 Appraisal value is not supported. - Variance greater than 10% -- Post Close AVM XXXXX XXXXX Variance -16.57% Confidence Score 92 Stable market with balance of supply and demand

 - Recd AVM dated xxxx supporting value of $xx

HUD 0001 Missing Final HUD-1 - Missing Final Settlement Statement: HUD Settlement Statement provided for review is an estimated statement.    - Recd a CTC of the final settlement statement.

7024008	Securitized	2	2	1	1	Established credit history - XX years depth of credit with mid score of 791; Verified housing payment history - XX months verified 0x30 mortgage late payments on borrower rental property;	CRED 0009 Unacceptable Credit History - Missing 24 months rental history: Per final 1003 borrower states XX years rent-free. Letter of Explanation from relative says borrower stays rent-free., Compensating Factors: - Sr Mngmt approved no rental history (with add rate of .25%)79 months verified 0x30 mortgage late payments on borrower rental property Verified housing payment history	APPR 0003 Appraisal value is not supported. - Variance greater than 10% - Post Close AVM XXXXX XXXXX Variance -32.85% Confidence Score 50. Subject new construction never occupied. Comps deemed reasonable and support value. Detail description of adjustments.
 - Recd AVM date xxxx supporting value of $xx

7024324	Securitized	1	1	1	1	Net tangible benefit - In addition to $xxxx cash in hand, proceeds paid off $xxxx in consumer debt;	CRED 0001 Unacceptable Mortgage History - Missing copy of the cancelled check for the xxxx mortgage payment. File Contains copies of checks covering xxxx with the exception of xxxx. - Recd cancelled check for the xxxx mortgage payment.

7024608	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 31.5% LTV, max permitted is 70%; Net tangible benefit - In addition to XXXXX cash in hand, proceeds paid off XXXXX in consumer debt;	APP 0004 Initial 1003 Application is Incomplete - Missing initial application (application date shown is from approval) - Recd copy of the brokers initial 1003.

APPR 0003 Appraisal value is not supported. - Post close Valuation Variance greater than 10%: Post Close AVM dated XXXXX returned a value of XXXXX which is a Variance of -46.86%.   - Recd AVM dated xxxx supporting value of $xx

7024207	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid scores of 708 and 771;	COMP 0005 Invalid Index Rate - Value is outside the acceptable range for Lookback Period - Review used base index rate of xx% per the closing Instructions pg xx. Loan Details report that corresponds with the Post Fund CD not provided for review.-- Index Rate not within allowable values (x,x) for specified xx 1 Year US Treasury Constant Maturity (weekly) [UST1YW] within look-back period [45] for Loan Disbursement Date [x-x-x] - EV2 Post Closing Corrective Action- 11/01/19 Recd PCCD with updated Compliance ease report which verified Base index rate of 1.860%. CD was sent to the borrower via email. - Cleared Exception set in error, TRID is not applicable to Investor Transactions.

APPR 0003 Appraisal value is not supported. - Variance greater than 10% - Post Close AVM xx Variance -11.72% Confidence Score 72. - Recd AVM dated xxxx supporting value of $xx

7124290	Securitized	1	1	1	1	Established credit history - 22 years depth of credit with mid score of 657;	APPR 0003 Appraisal value is not supported. - Variance greater than 10% -- Post Close AVM $xx Variance -13.65% Confidence Score 81 exceeds the max allowed tolerance of 10%. - Recd AVM xxxx supporting value of $xx

CRED 0001 Unacceptable Mortgage History - Missing verification mortgage payment xx paid as agreed (CBR xx xx/xx and pay-off verifies xx payment made as of xx/xx/xxpay-off demand) Unable to verify xx payment paid as agreed.  (A- allows 1x30 however HELOC 1x30 as of xx/xx) - xx Recd the Arvest mortgage statement dated 0xx which verifies that the xx payment was posted xx

	7024279	Securitized	1	1	1	1				Net tangible benefit - In addition to $xxxx cash in hand, proceeds paid off $xxxx in consumer debt; Verified housing payment history - 12 year credit depth, includes 2 AA mortgages;
7124064	Securitized	2	2	1	2	Established credit history - xx years depth of credit with mid scores of 791 and 788; No Apparent Right to Statutory Damages - Over Ride to an EV 2 - Issue is immaterial; Verified employment history - xx year xx per CPA letter. Borrower xx% ownership of xx xx since 2013 (xx); Verified housing payment history - xx months 0x30 mortgage payment history;	APPR 0047 Inconsistency between property appraisal flood zone flag and insurance flood zone designation - Appraisal pg xx and xx show xx as X. Certification shows as VE as does Flood Insurance with Risk Rated Zone of xx, Compensating Factors: - EV 2) Issue is immaterialNo Apparent Right to Statutory Damages

GIDE 0001 Guideline Exception(s) - DP approved xx with exceptions per LAW xx with 65%LTV:
HOA Cert (xx), signed xx, for subject property xx association reflects only xx% are owner occupied as opposed to xx% owner occupied requirement. HOA Cert reflects pending litigation against project. xx email trail (xx) , Compensating Factors: - EV2) Per LAW (xx) DP approved condo with exceptions. LTV is set to 65%.Verified housing payment history	APPR 0003 Appraisal value is not supported. - Variance greater than 10% - Post close AVM xx $xx results in a -10.62% variance - Recd AVM xx supporting value of $xx

APP 0002 Final 1003 Application is Incomplete - Final application (xx) does not include the REO Schedule or the  Demographic Information Addendum.  Both are shown as being attached, however, are not provided for review.  (For review purposes, used initial 1003 REO schedule xx and Demographic info px from initial 1003 xx) - Recvd xx - Final application REO Schedule and Demographic Information Schedule

	7025521	Securitized	1	1	1	1				Verified reserves - Total verified assets in the amount of xxxxx for 3.7 months PITIA reserves;
	5002214	Securitized	1	1	1	1				Established credit history - 12 years depth of credit with mid score of 502; Verified employment history - Verified 8 year XXXX since xxxx;			ROR 0008 Missing Right of Rescission Expiration Date - Missing Right of Rescission Expiration Date - Recd copy of ROR with the expiration date of xxxx initialed by borrower.
	7024720	Securitized	1	1	1	1				Established credit history - 13 years depth of credit with mid score of 632;
7025053	Securitized	1	1	1	1	Established credit history - 24 years depth of credit with mid score of 747; Low LTV/CLTV/HCLTV - 58.93%LTV - Max 70%LTV;	APP 0002 Final 1003 Application is Incomplete - Final application missing REO Schedule - Final 1003 (xxxx) REO Schedule states'See Continuation Sheet' which is not provided for review. - Recvd REO Schedule dated by borrower. exception cleared

	7025618	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid score of 750 and 738;			APPR 0003 Appraisal value is not supported. - Variance greater than 10% - Post Close AVM $xxVariance -13.42% Confidence Score 94. - Recd AVM xxxx supports value of $xx
	7025695	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid scores of 619 and 568; Low LTV/CLTV/HCLTV - 45.24%LTV - Max 70%LTV;			APPR 0003 Appraisal value is not supported. - Variance greater than 10% - Post Close AVM xxxx $xx Variance -11.19% Confidence Score 75. - Recd AVM xxxx supporting value of $xx
7026203	Securitized	2	1	2	1	Established credit history - xx years depth of credit with mid score of 801; No Apparent Right to Statutory Damages - EV2 due to immaterial issue; Verified housing payment history - xx months 0x30 mortgage payment history per credit report;	HUD 0027 Missing evidence of the Seller HUD1 - Missing seller side HUD/CD, Compensating Factors: - EV 2 due to Immaterial IssueNo Apparent Right to Statutory Damages	APPR 0003 Appraisal value is not supported. - Desk Review required: Post Close AVM $xx Variance -12.28% Confidence Score 93 exceeds the max allowed tolerance of 10%. - Recd AVM xxxx supporting value of $xx

7025761	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid score of 797; Low LTV/CLTV/HCLTV - 66.67%LTV - Max 80%LTV;	APPR 0003 Appraisal value is not supported. - Desk review required - Post Close AVM xxxx $xx Variance -18.45% Confidence Score 74 exceeds the max allowed tolerance of 10%.
 - Recd AVM xxxx supporting value of $xx

CRED 0112 Missing Business Purpose Attestation - Loan was approved as Non-Prime investor DSCR. Missing cash-out purpose letter to verify proceeds are to be utilized for business or consumer purposes. - Business Purpose letter not required - no indication in loan file provided by lender funds used for consumer purposes.

CRED 0093 Credit Documentation is Insufficient - Missing xx month 0x30 mortgage payment history on xx xx and xx xx xx:  xx loan on xx xx xx- not verified.   Mortgage for xx shown on credit report opened xx. Unable to verify 0x30 payment history - prior mortgage history not provided for review. Unable to determine prior mortgage holder. - Recvd xxxx - Verification all mortgage payment on CSC L#xx paid timely received.  Final CD dated xx for xx $xx provided.  Exception cleared.

5002284	Securitized	2	2	1	1	Established credit history - 38 years depth of credit for B#1 with mid score of 755 14 years depth of credit for B#2 with mid score of 729;	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - HO3 Dwelling coverage xxxxx does not meet minimum requirement. Appraised value xxxxx (xxxxx) Site value xxxxx. Loan amount xxxxx. 2) Flood insurance (xxxxx) deductible of xxxxx exceeds max allowable of xxxxx., Compensating Factors: - EV2 - 1) Exception approved xxxx (xxxx) Replacement Cost estimate $xxxx(xxxx) 2) Exception approved (xxxx) for flood insurance deductible.Established credit history	APPR 0003 Appraisal value is not supported. - Desk review required - Post Close AVM xxxxxx Variance -29.76% Confidence Score 67 exceeds the max allowed tolerance of 10%.
 - Recd AVM dated xxxx supporting value of $xx

CRED 0112 Missing Business Purpose Attestation - Missing borrower statement of purpose required for ODF cash-out DSCR+.   Unable to verify proceeds are to be utilized for business or consumer purposes. - Business Purpose letter not required - no indication in loan file provided by lender funds used for non-business purposes.

CRED 0093 Credit Documentation is Insufficient - Missing updated mortgage history for  HELOC per credit report (xxxxx)for xxxxx reporting DLA xxxxx. This mortgage was not included on the supplemental credit report (xxxxx), the borrower's 1003 or  REO Schedule.  It was included in debts as an installment loan. Unable to verify 0x30 thru xxxxx payment. - Recvd xxxx - Lender provided credit supplement dated xxxxx reporting as an unsecured home improvement installment loan 0x30 thru xxxxx.  Exception cleared.

7026077	Securitized	1	1	1	1	Verified housing payment history - xx months 0x30 mortgage payment history;	APPR 0003 Appraisal value is not supported. - Desk Review Required - Post-Close AVM xxxx xxxxx Confidence score 92, variance -14.26% exceeds maximum tolerance of 10% - REcd AVM xxxx supporting value of $xx

7026215	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 33.78%LTV - Max 65%LTV;	TRID 0087 Closed-End APR Disclosure Tolerance - The disclosed APR (xxxxx) is lower than the actual APR (xxxxx) by more than xxxxx. The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2))

TRID 0003 Corrected Closing Disclosure No Later Than 3 Business Days Before Consummation (Inaccurate APR)(Regular) - The Annual Percentage Rate of (xxxxx) on the Closing Disclosure is inaccurate. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before the consummation date of (xxxxx). If corrected disclosures are delivered to a consumer other than in person, a consumer is deemed to have received them 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii); 1026.19(f)(2)(ii)(A); 1026.22(a)(2)) - Validated the APR calculation per lender xxxx loan detail report. Exception cleared.

	7027283	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 36.23%LTV/CLTV - Max 80%LTV/90%CLTV;			APPR 0003 Appraisal value is not supported. - Desk Review required - Post Close AVM xxxxx Confidence Score 81 Variance -19.28% exceeds tolerance of 10%
	7026307	Securitized	1	1	1	1				Verified credit history - 11 year satisfactory credit per credit reference letter xxxxx dated xxxxx;
7026888	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid score of 750; Verified housing payment history - xx months and xx months 0x30 morx; Verified employment history - 6 year xxxxx verified by CPA letter; Low LTV/CLTV/HCLTV - 58.82%LTV - Max 70%LTV;	APPR 0003 Appraisal value is not supported. - Desk review required - Post Close AVM xxxx xxxxx Variance -12.59% Confidence Score 75 exceeds the max allowed tolerance of 10%. - Recd AVM xxxx supporting value of $xx

	7027504	Securitized	1	1	1	1				Verified housing payment history - 80+ months verified 0x30 mortgage payment history; Low LTV/CLTV/HCLTV - 70%LTV - Max 75%LTV;			APPR 0003 Appraisal value is not supported. - Desk review required - Post-Close AVM xxxxx Confidence score 89 Variance -28.60%
	5002344	Securitized	1	1	1	1				Established credit history - 14 years depth of credit with mid score of 515;
7026458	Securitized	1	1	1	1	Verified reserves - Verified reserves in the amount of xxxxx for a total of xxx months PITI for subject property ;	APPR 0003 Appraisal value is not supported. - Post-Close AVM xxxxx confidence score 77 Variance -21.02% exceeds maximum 10% tolerance. ***EV2 Lender Collateral Review cut value from xxxxx to xxxxx. Based on reduced value used for LTV purposes the resulting variance is positive. - xxxxx Recd AVM dated xxxx Supporting Value of xxxx

7027080	Securitized	2	1	1	2	Verified credit history - Credit reference letter reflects 15 years in good standing.;	APPR 0003 Appraisal value is not supported. - Desk review required - Post-closing AVM xxxxx Confidence Score 50 Variance -10.09% which exceeds 10% tolerance. , Compensating Factors: - EV2 - LTV based on lower Purchase price of $xxxx. Resulting variance -9.93% which is within 10% toleranceVerified credit history	CRED 0016 Insufficient Verified Funds to Close - Missing escrow deposit receipt and proof of source for xxxxx earnest money deposit xxxxx. Short xxxxx funds to close. - Recvd xxxx - Funds to close shortage of xxxxx is within 1% of the subject loan amount vs final asset statements. Verified funds to close xxxxx. Subject loan amount xxxxx.

7027773	Securitized	2	2	1	1	Low LTV/CLTV/HCLTV - 47.95%LTV - Max 70%;	CRED 0082 Income Documentation is Insufficient - xxxxx tenant is who is the borrower's spouse (Borr LOE xxxxx) xxxxx/month to xxxxx - 6 month rent receipts provided xxxxx. LOE xxxxx - Borrower pays in cash. Lease xxxxx
, Compensating Factors: - EV2 - OK per xxxx receipts for rental income + leaseLow LTV/CLTV/HCLTV	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Missing verification of 6 month rent loss insurance: Hazard policy xxxxx does not indicate 6 month rent loss coverage. Gross rents xxxxx/month. - Recvd xxxx-Rental Loss insurance coverage provided for period of 12 months

	7028155	Securitized	1	1	1	1				Verified credit history - xxx Yr credit history for xx per international credit report (pxxxx) and xxxyr credit history for xxx per international credit report (pxxx);			APPR 0046 Missing Third Party Appraisal Review - Third party appraisal not received at time of review - xxxx to order - 3rd party Post-close AVM received - tolerance within 10%
	7026238	Securitized	1	1	1	1